UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Market Neutral Value Fund
June 30, 2017

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 83.1%
Aerospace and Defense — 5.7%
Boeing Co. (The)	47,832	9,458,778
HEICO Corp., Class A(1)	201,633	12,511,328
L3 Technologies, Inc.	40,380	6,746,690
Textron, Inc.	207,934	9,793,692
		38,510,488
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	79,670	8,810,705
Airlines — 2.4%
Alaska Air Group, Inc.(1)	74,480	6,685,325
Southwest Airlines Co.(1)	153,060	9,511,148
		16,196,473
Auto Components — 1.3%
Lear Corp.	61,250	8,702,400
Automobiles — 0.6%
Ford Motor Co.	350,980	3,927,466
Banks — 3.8%
Bank of the Ozarks, Inc.	124,890	5,853,594
BB&T Corp.	155,200	7,047,632
PNC Financial Services Group, Inc. (The)	22,570	2,818,316
SunTrust Banks, Inc.	67,230	3,813,285
U.S. Bancorp	64,930	3,371,166
Wells Fargo & Co.	46,660	2,585,431
		25,489,424
Beverages — 1.4%
Boston Beer Co., Inc. (The), Class A(2)	38,110	5,036,236
Brown-Forman Corp., Class B	87,958	4,274,759
		9,310,995
Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	141,942	10,046,655
Capital Markets — 0.5%
AllianceBernstein Holding LP	151,270	3,577,536
Commercial Services and Supplies — 0.6%
UniFirst Corp.	28,890	4,064,823
Consumer Finance — 1.4%
Discover Financial Services	154,050	9,580,370
Containers and Packaging — 1.9%
Bemis Co., Inc.	57,380	2,653,825
Crown Holdings, Inc.(2)	46,260	2,759,872
Graphic Packaging Holding Co.	557,920	7,688,137
		13,101,834
Electric Utilities — 4.5%
Edison International(1)	95,098	7,435,713
Eversource Energy	65,890	4,000,182
PG&E Corp.(1)	168,966	11,214,273
Pinnacle West Capital Corp.	36,210	3,083,644

Westar Energy, Inc., Class A	88,900	4,713,478
		30,447,290
Electrical Equipment — 2.6%
Eaton Corp. plc	65,430	5,092,417
Emerson Electric Co.	100,540	5,994,195
Hubbell, Inc., Class B	54,755	6,196,623
		17,283,235
Electronic Equipment, Instruments and Components — 1.4%
Keysight Technologies, Inc.(2)	70,268	2,735,533
TE Connectivity Ltd.	82,350	6,479,298
		9,214,831
Energy Equipment and Services — 2.7%
National Oilwell Varco, Inc.	181,040	5,963,458
Schlumberger Ltd.(1)	189,867	12,500,843
		18,464,301
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	22,360	2,958,675
Food and Staples Retailing — 4.2%
CVS Health Corp.	112,330	9,038,072
Wal-Mart Stores, Inc.(1)	258,850	19,589,768
		28,627,840
Food Products — 3.3%
Conagra Brands, Inc.(1)	192,860	6,896,674
General Mills, Inc.(1)	204,310	11,318,774
Kellogg Co.	62,920	4,370,423
		22,585,871
Gas Utilities — 0.8%
Atmos Energy Corp.	32,490	2,695,046
Spire, Inc.	42,995	2,998,901
		5,693,947
Health Care Equipment and Supplies — 3.3%
Medtronic plc	94,270	8,366,462
STERIS plc	87,350	7,119,025
Zimmer Biomet Holdings, Inc.	52,587	6,752,171
		22,237,658
Health Care Providers and Services — 2.1%
Express Scripts Holding Co.(1)(2)	105,600	6,741,504
McKesson Corp.	21,000	3,455,340
Universal Health Services, Inc., Class B	31,830	3,885,806
		14,082,650
Hotels, Restaurants and Leisure — 0.6%
McDonald's Corp.(1)	26,490	4,057,208
Household Durables — 1.2%
PulteGroup, Inc.(1)	318,793	7,819,992
Insurance — 4.1%
Chubb Ltd.	69,162	10,054,771
EMC Insurance Group, Inc.	39,927	1,109,172
Marsh & McLennan Cos., Inc.	51,182	3,990,149
MetLife, Inc.(1)	181,053	9,947,052
ProAssurance Corp.	40,739	2,476,931
		27,578,075
Internet Software and Services — 0.5%
Alphabet, Inc., Class C(2)	3,970	3,607,658

Leisure Products — 0.4%
Mattel, Inc.	115,310	2,482,624
Machinery — 5.3%
Crane Co.	98,750	7,838,775
Cummins, Inc.(1)	69,540	11,280,779
Dover Corp.	110,610	8,873,134
Parker-Hannifin Corp.	17,280	2,761,690
Timken Co. (The)	103,653	4,793,951
		35,548,329
Multiline Retail — 0.7%
Dollar General Corp.	47,590	3,430,763
Target Corp.	30,540	1,596,937
		5,027,700
Oil, Gas and Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	92,580	4,197,577
Enterprise Products Partners LP	90,590	2,453,177
EQT Corp.	82,726	4,846,916
EQT Midstream Partners LP	43,740	3,264,316
Hess Midstream Partners LP(2)	90,920	1,852,041
Imperial Oil Ltd.	81,680	2,383,423
Phillips 66 Partners LP	48,080	2,376,114
Royal Dutch Shell plc, Class A ADR	617,621	32,851,261
TOTAL SA ADR	49,004	2,430,108
		56,654,933
Pharmaceuticals — 1.6%
Pfizer, Inc.(1)	193,709	6,506,685
Roche Holding AG	10,070	2,564,495
Roche Holding AG ADR	63,970	2,034,246
		11,105,426
Road and Rail — 1.4%
Union Pacific Corp.(1)	87,540	9,533,981
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc.	62,090	2,564,938
Lam Research Corp.	17,500	2,475,025
Maxim Integrated Products, Inc.	107,190	4,812,831
QUALCOMM, Inc.	103,340	5,706,435
		15,559,229
Software — 0.5%
Microsoft Corp.	52,786	3,638,539
Specialty Retail — 1.7%
AutoZone, Inc.(2)	15,730	8,973,336
L Brands, Inc.	49,210	2,651,927
		11,625,263
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	21,960	3,162,679
Textiles, Apparel and Luxury Goods — 4.8%
Burberry Group plc	201,330	4,355,511
Hanesbrands, Inc.	173,770	4,024,513
Michael Kors Holdings Ltd.(2)	197,670	7,165,537
Ralph Lauren Corp., Class A	114,510	8,450,838
Wolverine World Wide, Inc.	309,290	8,663,213
		32,659,612

Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	24,860	2,136,966
W.W. Grainger, Inc.	41,850	7,555,180
		9,692,146
TOTAL COMMON STOCKS (Cost $512,356,556)		562,668,861
CONVERTIBLE BONDS — 7.8%
Capital Markets — 1.9%
Janus Capital Group, Inc., 0.75%, 7/15/18	8,729,000	12,793,440
Semiconductors and Semiconductor Equipment — 5.9%
Intel Corp., 3.49%, 12/15/35	19,578,000	25,634,944
Microchip Technology, Inc., 1.625%, 2/15/25	9,680,000	14,610,750
		40,245,694
TOTAL CONVERTIBLE BONDS (Cost $46,998,925)		53,039,134
EXCHANGE-TRADED FUNDS — 5.2%
Consumer Discretionary Select Sector SPDR Fund	164,793	14,770,397
iShares U.S. Real Estate ETF	254,060	20,266,366
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,050,952)		35,036,763
CONVERTIBLE PREFERRED STOCKS — 0.7%
Electric Utilities — 0.7%
NextEra Energy, Inc., 6.12%, 9/1/19 (Cost $4,028,987)	82,480	4,454,745
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $6,663,769), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $6,504,564)		6,504,087
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $9,836,254), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $9,640,273)		9,640,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,140	69,140
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,213,227)		16,213,227
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.2% (Cost $612,648,647)		671,412,730
SECURITIES SOLD SHORT — (96.2)%
COMMON STOCKS SOLD SHORT — (88.2)%
Aerospace and Defense — (5.6)%
General Dynamics Corp.	(49,590)	(9,823,779)
HEICO Corp.	(170,736)	(12,265,674)
Lockheed Martin Corp.	(11,270)	(3,128,665)
Northrop Grumman Corp.	(18,077)	(4,640,547)
Raytheon Co.	(28,930)	(4,671,616)
Rolls-Royce Holdings plc	(310,860)	(3,607,476)
		(38,137,757)
Air Freight and Logistics — (1.3)%
FedEx Corp.	(40,420)	(8,784,479)
Airlines — (2.4)%
American Airlines Group, Inc.	(324,340)	(16,320,789)
Auto Components — (0.5)%
Autoliv, Inc.	(32,150)	(3,530,070)
Automobiles — (0.6)%
General Motors Co.	(113,577)	(3,967,245)
Banks — (3.7)%
KeyCorp	(501,718)	(9,402,195)
M&T Bank Corp.	(20,890)	(3,383,136)

People's United Financial, Inc.	(212,156)	(3,746,675)
Regions Financial Corp.	(195,900)	(2,867,976)
Zions BanCorp.	(135,690)	(5,958,148)
		(25,358,130)
Beverages — (1.4)%
Brown-Forman Corp., Class A	(86,730)	(4,275,789)
Constellation Brands, Inc., Class A	(25,840)	(5,005,983)
		(9,281,772)
Biotechnology — (0.7)%
Celgene Corp.	(37,490)	(4,868,826)
Capital Markets — (2.4)%
Eaton Vance Corp.	(73,040)	(3,456,253)
Janus Henderson Group plc	(387,886)	(12,842,905)
		(16,299,158)
Commercial Services and Supplies — (0.6)%
Cintas Corp.	(31,935)	(4,025,087)
Consumer Finance — (1.4)%
Capital One Financial Corp.	(115,560)	(9,547,567)
Containers and Packaging — (1.9)%
Ball Corp.	(305,130)	(12,879,537)
Diversified Financial Services — (0.4)%
Berkshire Hathaway, Inc., Class B	(14,854)	(2,515,822)
Electric Utilities — (1.2)%
American Electric Power Co., Inc.	(75,530)	(5,247,069)
Southern Co. (The)	(66,913)	(3,203,795)
		(8,450,864)
Electrical Equipment — (0.7)%
Sensata Technologies Holding NV	(117,260)	(5,009,347)
Electronic Equipment, Instruments and Components — (1.4)%
Amphenol Corp., Class A	(86,410)	(6,378,786)
National Instruments Corp.	(68,700)	(2,763,114)
		(9,141,900)
Energy Equipment and Services — (2.7)%
Halliburton Co.	(431,101)	(18,412,324)
Equity Real Estate Investment Trusts (REITs) — (3.4)%
AvalonBay Communities, Inc.	(28,220)	(5,423,037)
Crown Castle International Corp.	(29,590)	(2,964,326)
Equity Residential	(59,490)	(3,916,227)
Essex Property Trust, Inc.	(23,070)	(5,935,219)
Simon Property Group, Inc.	(29,060)	(4,700,746)
		(22,939,555)
Food and Staples Retailing — (4.5)%
Costco Wholesale Corp.	(133,180)	(21,299,477)
Walgreens Boots Alliance, Inc.	(115,350)	(9,033,059)
		(30,332,536)
Food Products — (3.3)%
Danone SA ADR	(460,389)	(6,915,043)
Kraft Heinz Co. (The)	(179,973)	(15,412,888)
		(22,327,931)
Health Care Equipment and Supplies — (3.2)%
Boston Scientific Corp.	(254,780)	(7,062,502)
Stryker Corp.	(107,190)	(14,875,828)
		(21,938,330)

Health Care Providers and Services — (2.1)%
Acadia Healthcare Co., Inc.	(77,660)	(3,834,851)
AmerisourceBergen Corp., Class A	(76,840)	(7,263,685)
Centene Corp.	(38,050)	(3,039,434)
		(14,137,970)
Hotels, Restaurants and Leisure — (1.3)%
Chipotle Mexican Grill, Inc., Class A	(10,880)	(4,527,168)
Wendy's Co. (The)	(261,360)	(4,053,694)
		(8,580,862)
Household Durables — (1.2)%
Toll Brothers, Inc.	(199,210)	(7,870,787)
Industrial Conglomerates — (1.8)%
General Electric Co.	(441,290)	(11,919,243)
Insurance — (3.7)%
Aon plc	(30,500)	(4,054,975)
Prudential Financial, Inc.	(92,483)	(10,001,111)
Travelers Cos., Inc. (The)	(87,690)	(11,095,416)
		(25,151,502)
Internet and Direct Marketing Retail — (1.1)%
Amazon.com, Inc.	(7,490)	(7,250,320)
Leisure Products — (0.4)%
Hasbro, Inc.	(21,620)	(2,410,846)
Machinery — (6.0)%
Caterpillar, Inc.	(58,240)	(6,258,470)
CNH Industrial NV	(602,810)	(6,859,978)
Deere & Co.	(76,120)	(9,407,671)
Illinois Tool Works, Inc.	(18,930)	(2,711,723)
Middleby Corp. (The)	(22,540)	(2,738,835)
RBC Bearings, Inc.	(46,590)	(4,740,998)
Xylem, Inc.	(144,130)	(7,989,126)
		(40,706,801)
Multi-Utilities — (0.9)%
Consolidated Edison, Inc.	(38,250)	(3,091,365)
Dominion Energy, Inc.	(42,330)	(3,243,748)
		(6,335,113)
Multiline Retail — (0.5)%
Dollar Tree, Inc.	(48,160)	(3,367,347)
Oil, Gas and Consumable Fuels — (5.5)%
Chevron Corp.	(43,960)	(4,586,347)
Royal Dutch Shell plc, Class B ADR	(598,680)	(32,586,152)
		(37,172,499)
Pharmaceuticals — (2.4)%
AstraZeneca plc ADR	(404,540)	(13,790,769)
Merck & Co., Inc.	(37,900)	(2,429,011)
		(16,219,780)
Road and Rail — (2.9)%
Avis Budget Group, Inc.	(376,764)	(10,274,354)
CSX Corp.	(176,270)	(9,617,291)
		(19,891,645)
Semiconductors and Semiconductor Equipment — (6.7)%
Broadcom Ltd.	(37,320)	(8,697,426)
Intel Corp.	(664,010)	(22,403,697)

Microchip Technology, Inc.	(185,800)	(14,340,044)
		(45,441,167)
Specialty Retail — (2.4)%
Murphy USA, Inc.	(52,210)	(3,869,283)
O'Reilly Automotive, Inc.	(23,221)	(5,079,362)
Tiffany & Co.	(75,099)	(7,049,543)
		(15,998,188)
Technology Hardware, Storage and Peripherals — (0.4)%
HP, Inc.	(146,980)	(2,569,210)
Textiles, Apparel and Luxury Goods — (4.2)%
lululemon athletica, Inc.	(196,248)	(11,710,118)
LVMH Moet Hennessy Louis Vuitton SE	(17,510)	(4,365,791)
NIKE, Inc., Class B	(207,490)	(12,241,910)
		(28,317,819)
Trading Companies and Distributors — (1.4)%
Fastenal Co.	(223,950)	(9,748,544)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $563,673,008)		(597,158,669)
EXCHANGE-TRADED FUNDS SOLD SHORT — (8.0)%
Alerian MLP ETF	(827,720)	(9,899,531)
iShares U.S. Oil & Gas Exploration & Production ETF	(87,090)	(4,763,823)
SPDR S&P Oil & Gas Exploration & Production ETF	(135,280)	(4,318,137)
Technology Select Sector SPDR Fund	(179,630)	(9,829,354)
Utilities Select Sector SPDR Fund	(487,970)	(25,354,921)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $54,363,884)		(54,165,766)
TOTAL SECURITIES SOLD SHORT — (96.2)% (Proceeds $618,036,892)		(651,324,435)
OTHER ASSETS AND LIABILITIES(3) — 97.0%		657,042,515
TOTAL NET ASSETS — 100.0%		$677,130,810

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $144,976,758.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	555,748,855	6,920,006	—
Convertible Bonds	—	53,039,134	—
Exchange-Traded Funds	35,036,763	—	—
Convertible Preferred Stocks	—	4,454,745	—
Temporary Cash Investments	69,140	16,144,087	—
	590,854,758	80,557,972	—

Liabilities
Securities Sold Short
Common Stocks	589,185,402	7,973,267	—
Exchange-Traded Funds	54,165,766	—	—
	643,351,168	7,973,267	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$623,538,229
Gross tax appreciation of investments	$58,425,377
Gross tax depreciation of investments	(10,550,876)
Net tax appreciation (depreciation) of investments	47,874,501
Net tax appreciation (depreciation) on securities sold short	(51,386,322)
Net tax appreciation (depreciation)	$(3,511,821)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2017

Equity Income - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 76.8%
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	1,332,418	147,352,107
Auto Components — 0.2%
Delphi Automotive plc	258,598	22,666,115
Banks — 8.0%
Comerica, Inc.	398,200	29,164,168
Commerce Bancshares, Inc.	1,189,650	67,607,809
JPMorgan Chase & Co.	3,298,497	301,482,626
PNC Financial Services Group, Inc. (The)	2,399,252	299,594,597
SunTrust Banks, Inc.	3,599,730	204,176,686
U.S. Bancorp	895,400	46,489,168
Wells Fargo & Co.	699,600	38,764,836
		987,279,890
Capital Markets — 2.9%
AllianceBernstein Holding LP	1,998,278	47,259,275
Bank of New York Mellon Corp. (The)	1,998,200	101,948,164
BlackRock, Inc.	74,900	31,638,509
Northern Trust Corp.	1,378,540	134,007,873
T. Rowe Price Group, Inc.	488,100	36,221,901
		351,075,722
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,163,500	166,450,310
Commercial Services and Supplies — 2.5%
Republic Services, Inc., Class A	4,798,661	305,818,666
Communications Equipment — 0.7%
Cisco Systems, Inc.	2,596,791	81,279,558
Containers and Packaging — 1.1%
Bemis Co., Inc.	2,858,300	132,196,375
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	997,600	37,639,448
Verizon Communications, Inc.	2,999,137	133,941,458
		171,580,906
Electric Utilities — 3.9%
Edison International	330,699	25,857,355
Eversource Energy	898,700	54,560,077
PG&E Corp.	2,786,437	184,935,823
Pinnacle West Capital Corp.	1,099,417	93,626,352
Westar Energy, Inc., Class A	2,296,600	121,765,732
		480,745,339
Electrical Equipment — 0.8%
Emerson Electric Co.	854,800	50,963,176
Rockwell Automation, Inc.	281,400	45,575,544
		96,538,720

Energy Equipment and Services — 2.4%
Schlumberger Ltd.	4,553,631	299,811,065
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	569,400	75,343,008
Boston Properties, Inc.	448,000	55,112,960
Weyerhaeuser Co.	5,895,400	197,495,900
		327,951,868
Food and Staples Retailing — 1.8%
CVS Health Corp.	723,594	58,220,373
Wal-Mart Stores, Inc.	2,188,283	165,609,258
		223,829,631
Food Products — 2.4%
General Mills, Inc.	5,297,698	293,492,469
Gas Utilities — 3.5%
Atmos Energy Corp.	1,219,420	101,150,889
ONE Gas, Inc.(1)	3,218,993	224,717,901
Spire, Inc.	1,479,782	103,214,795
		429,083,585
Health Care Equipment and Supplies — 1.9%
Medtronic plc	2,696,536	239,317,570
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	156,958	17,447,451
Household Products — 4.7%
Procter & Gamble Co. (The)	6,699,059	583,822,992
Industrial Conglomerates — 2.0%
3M Co.	1,072,200	223,221,318
General Electric Co.	695,095	18,774,516
		241,995,834
Insurance — 3.0%
Allstate Corp. (The)	345,400	30,547,176
Chubb Ltd.	1,297,428	188,620,083
Marsh & McLennan Cos., Inc.	1,498,705	116,839,042
MetLife, Inc.	493,023	27,086,683
		363,092,984
IT Services — 1.4%
Automatic Data Processing, Inc.	1,664,351	170,529,403
Leisure Products — 0.3%
Mattel, Inc.	1,993,000	42,909,290
Machinery — 0.1%
Stanley Black & Decker, Inc.	120,181	16,913,072
Media — 0.3%
Time Warner, Inc.	399,500	40,113,795
Oil, Gas and Consumable Fuels — 10.7%
Chevron Corp.	2,499,116	260,732,772
Enterprise Products Partners LP	6,499,500	176,006,460
EQT Midstream Partners LP	677,718	50,578,094
Exxon Mobil Corp.	2,076,015	167,596,691
Occidental Petroleum Corp.	1,658,677	99,304,992
Phillips 66 Partners LP	797,898	39,432,119

Shell Midstream Partners LP	1,999,136	60,573,821
Spectra Energy Partners LP	2,498,069	107,167,160
TOTAL SA	7,196,219	355,766,302
		1,317,158,411
Personal Products — 1.1%
Unilever NV CVA	2,455,100	135,493,708
Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	1,299,800	72,424,856
Eli Lilly & Co.	999,800	82,283,540
Johnson & Johnson	4,355,841	576,234,206
Merck & Co., Inc.	798,322	51,164,457
Pfizer, Inc.	474,022	15,922,399
Roche Holding AG	1,159,500	295,286,161
		1,093,315,619
Road and Rail — 0.3%
Norfolk Southern Corp.	333,923	40,638,429
Semiconductors and Semiconductor Equipment — 1.9%
Applied Materials, Inc.	1,675,203	69,202,636
Maxim Integrated Products, Inc.	3,573,100	160,432,190
		229,634,826
Software — 2.0%
Microsoft Corp.	1,163,336	80,188,751
Oracle Corp. (New York)	3,199,752	160,435,565
		240,624,316
Thrifts and Mortgage Finance — 1.2%
Capitol Federal Financial, Inc.(1)	10,297,979	146,334,282
TOTAL COMMON STOCKS (Cost $7,837,934,914)		9,436,494,308
CONVERTIBLE BONDS — 6.3%
Air Freight and Logistics — 0.2%
UBS AG, (convertible into United Parcel Service, Inc., Class B), 2.80%, 8/3/17(2)(3)	220,800	24,584,976
Biotechnology — 0.2%
UBS AG, (convertible into Gilead Science, Inc.), 3.15%, 8/14/17(2)(3)	332,400	22,795,992
Capital Markets — 0.1%
Goldman Sachs International, (convertible into EQT Corp.), 3.43%, 12/11/17(2)(3)	250,000	13,760,625
Food Products — 0.1%
Citigroup Global Markets Holdings, Inc., (convertible into Mondelez International, Inc., Class A), 6.82%, 7/14/17(2)(3)	275,300	12,544,045

Health Care Providers and Services — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Express Scripts Holding Co.), 3.35%, 11/1/17(2)(3)	476,400	29,460,576
Metals and Mining — 0.8%
Newmont Mining Corp., 1.625%, 7/15/17	98,939,000	99,000,837
Multiline Retail — 0.2%
Merrill Lynch International & Co. C.V, (convertible into Target Corp.), 3.10%, 8/31/17(2)(3)	371,100	20,957,872
Semiconductors and Semiconductor Equipment — 4.2%
Citigroup Global Markets Holdings, Inc., (convertible into QUALCOMM, Inc.), 4.26%, 8/18/17(2)(3)	742,700	42,200,214
Intel Corp., 3.49%, 12/15/35	62,027,000	81,216,603
Microchip Technology, Inc., 1.625%, 2/15/27(3)	235,367,000	248,606,394

Teradyne, Inc., 1.25%, 12/15/23(3)	122,268,000	141,295,957
		513,319,168
Specialty Retail — 0.3%
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 8.40%, 8/29/17(2)(3)	375,100	19,190,116
Morgan Stanley B.V., (convertible into Advance Auto Parts, Inc.), 2.72%, 11/30/17(2)(3)	149,900	18,338,766
		37,528,882
TOTAL CONVERTIBLE BONDS (Cost $741,462,474)		773,952,973
EXCHANGE-TRADED FUNDS — 5.6%
iShares Russell 1000 Value ETF	5,163,494	601,185,607
SPDR S&P 500 ETF Trust	382,200	92,415,960
TOTAL EXCHANGE-TRADED FUNDS (Cost $647,948,501)		693,601,567
PREFERRED STOCKS — 5.4%
Banks — 2.0%
Citigroup, Inc., 5.95%	153,551,000	163,531,815
U.S. Bancorp, 5.30%	72,934,000	77,857,045
		241,388,860
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The), 5.30%	85,130,000	89,599,325
Industrial Conglomerates — 2.7%
General Electric Co., 5.00%	317,656,000	337,557,148
TOTAL PREFERRED STOCKS (Cost $624,348,945)		668,545,333
CONVERTIBLE PREFERRED STOCKS — 2.9%
Banks — 2.1%
Bank of America Corp., 7.25%	166,305	209,875,247
Wells Fargo & Co., 7.50%	41,068	53,844,665
		263,719,912
Equity Real Estate Investment Trusts (REITs) — 0.3%
Welltower, Inc., 6.50%	499,700	33,110,122
Machinery — 0.5%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	541,319	59,393,521
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $300,049,572)		356,223,555
TEMPORARY CASH INVESTMENTS — 2.9%
Federal Home Loan Bank Discount Notes, 0.41%, 7/3/17(4)	312,537,000	312,537,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $15,472,492), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $15,102,836)		15,101,729
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $22,835,090), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $22,384,634)		22,384,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	199,213	199,213
TOTAL TEMPORARY CASH INVESTMENTS (Cost $350,212,739)		350,221,942
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,501,957,145)		12,279,039,678
OTHER ASSETS AND LIABILITIES — 0.1%		12,182,495
TOTAL NET ASSETS — 100.0%		$12,291,222,173

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	240,080,561	CHF	231,686,144	Credit Suisse AG	9/29/17	(2,868,712)
USD	390,608,596	EUR	347,720,722	UBS AG	9/29/17	(8,340,133)
						(11,208,845)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $203,833,182, which represented 1.7% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $593,735,533, which represented 4.8% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Oil, Gas and Consumable Fuels	961,392,109	355,766,302	—
Personal Products	—	135,493,708	—
Pharmaceuticals	798,029,458	295,286,161	—
Other Industries	6,890,526,570	—	—
Convertible Bonds	—	773,952,973	—
Exchange-Traded Funds	693,601,567	—	—
Preferred Stocks	—	668,545,333	—
Convertible Preferred Stocks	—	356,223,555	—
Temporary Cash Investments	199,213	350,022,729	—
	9,343,748,917	2,935,290,761	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,208,845	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2017 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
Capitol Federal Financial, Inc.	148,921,389	1,822,736	145,747	29,286	3,414,063	146,334,282
ONE Gas, Inc.	235,879,249	—	14,922,339	3,964,955	1,408,467	224,717,901
	384,800,638	1,822,736	15,068,086	3,994,241	4,822,530	371,052,183

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,645,422,442
Gross tax appreciation of investments	$1,727,928,682
Gross tax depreciation of investments	(94,311,446)
Net tax appreciation (depreciation) of investments	$1,633,617,236

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2017

Large Company Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 3.3%
Boeing Co. (The)	11,400	2,254,350
Textron, Inc.	214,800	10,117,080
United Technologies Corp.	148,400	18,121,124
		30,492,554
Auto Components — 0.6%
Delphi Automotive plc	61,800	5,416,770
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	167,600	4,590,564
Banks — 14.8%
Bank of America Corp.	848,600	20,587,036
BB&T Corp.	438,600	19,916,826
JPMorgan Chase & Co.	167,500	15,309,500
M&T Bank Corp.	75,700	12,259,615
PNC Financial Services Group, Inc. (The)	138,500	17,294,495
U.S. Bancorp	438,400	22,761,728
Wells Fargo & Co.	468,200	25,942,962
		134,072,162
Biotechnology — 0.5%
AbbVie, Inc.	61,700	4,473,867
Building Products — 3.0%
Johnson Controls International plc	626,600	27,169,376
Capital Markets — 5.1%
Ameriprise Financial, Inc.	65,400	8,324,766
Bank of New York Mellon Corp. (The)	412,600	21,050,852
BlackRock, Inc.	5,300	2,238,773
Invesco Ltd.	414,900	14,600,331
		46,214,722
Chemicals — 1.0%
Dow Chemical Co. (The)	142,400	8,981,168
Communications Equipment — 2.3%
Cisco Systems, Inc.	670,400	20,983,520
Containers and Packaging — 0.5%
WestRock Co.	84,400	4,782,104
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	465,000	20,766,900
Electric Utilities — 3.2%
Edison International	116,700	9,124,773
PG&E Corp.	97,700	6,484,349
PPL Corp.	152,100	5,880,186
Xcel Energy, Inc.	167,300	7,675,724
		29,165,032
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	147,600	11,613,168
Energy Equipment and Services — 4.7%
Baker Hughes, Inc.	175,000	9,539,250

Schlumberger Ltd.	502,500	33,084,600
		42,623,850
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	49,500	6,089,490
Food and Staples Retailing — 3.8%
CVS Health Corp.	171,100	13,766,706
Wal-Mart Stores, Inc.	276,400	20,917,952
		34,684,658
Food Products — 2.0%
General Mills, Inc.	107,700	5,966,580
Mondelez International, Inc., Class A	274,400	11,851,336
		17,817,916
Health Care Equipment and Supplies — 4.7%
Abbott Laboratories	232,300	11,292,103
Medtronic plc	216,800	19,241,000
Zimmer Biomet Holdings, Inc.	91,700	11,774,280
		42,307,383
Health Care Providers and Services — 2.0%
Cigna Corp.	21,700	3,632,363
HCA Healthcare, Inc.(1)	99,100	8,641,520
McKesson Corp.	33,800	5,561,452
		17,835,335
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	68,300	4,478,431
Household Products — 2.6%
Procter & Gamble Co. (The)	273,800	23,861,670
Industrial Conglomerates — 3.4%
General Electric Co.	1,135,500	30,669,855
Insurance — 3.5%
Aflac, Inc.	93,100	7,232,008
Chubb Ltd.	124,900	18,157,962
MetLife, Inc.	123,500	6,785,090
		32,175,060
Leisure Products — 0.8%
Mattel, Inc.	348,000	7,492,440
Machinery — 0.6%
Ingersoll-Rand plc	59,400	5,428,566
Media — 0.7%
Time Warner, Inc.	63,700	6,396,117
Multiline Retail — 0.4%
Target Corp.	79,400	4,151,826
Oil, Gas and Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	226,300	10,260,442
Chevron Corp.	218,400	22,785,672
Exxon Mobil Corp.	83,900	6,773,247
Imperial Oil Ltd.	478,800	13,956,385
Occidental Petroleum Corp.	278,400	16,667,808
Royal Dutch Shell plc, Class B ADR	124,000	6,749,320
TOTAL SA ADR	488,151	24,207,408
		101,400,282
Personal Products — 0.5%
Unilever NV CVA	83,300	4,597,216

Pharmaceuticals — 10.3%
Allergan plc	44,700	10,866,123
Johnson & Johnson	140,500	18,586,745
Merck & Co., Inc.	238,000	15,253,420
Pfizer, Inc.	975,100	32,753,609
Roche Holding AG	53,500	13,624,674
Teva Pharmaceutical Industries Ltd. ADR	71,600	2,378,552
		93,463,123
Road and Rail — 0.3%
Union Pacific Corp.	25,400	2,766,314
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	167,200	6,907,032
Intel Corp.	182,100	6,144,054
Lam Research Corp.	32,100	4,539,903
QUALCOMM, Inc.	153,200	8,459,704
		26,050,693
Software — 2.0%
Oracle Corp. (New York)	360,100	18,055,414
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	100,800	11,752,272
L Brands, Inc.	50,000	2,694,500
		14,446,772
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp., Class A	33,400	2,464,920
TOTAL COMMON STOCKS (Cost $810,183,186)		887,979,238
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $11,699,313)	102,600	11,945,718
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $2,435,757), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $2,377,564)		2,377,390
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $3,595,460), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $3,523,100)		3,523,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,733	60,733
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,961,123)		5,961,123
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $827,843,622)		905,886,079
OTHER ASSETS AND LIABILITIES — 0.1%		980,030
TOTAL NET ASSETS — 100.0%		$906,866,109

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	382,561	USD	294,904	Morgan Stanley	9/29/17	497
USD	12,061,910	CAD	15,941,407	Morgan Stanley	9/29/17	(247,505)
USD	11,645,406	CHF	11,238,224	Credit Suisse AG	9/29/17	(139,150)
USD	24,080,496	EUR	21,436,516	UBS AG	9/29/17	(514,158)
GBP	166,254	USD	216,801	Morgan Stanley	9/29/17	310
USD	5,862,626	GBP	4,593,865	Morgan Stanley	9/29/17	(136,490)
USD	3,942,226	JPY	438,255,254	Credit Suisse AG	9/29/17	31,072
						(1,005,424)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	855,800,963	32,178,275	—
Exchange-Traded Funds	11,945,718	—	—
Temporary Cash Investments	60,733	5,900,390	—
	867,807,414	38,078,665	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	31,879	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,037,303	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$831,832,172
Gross tax appreciation of investments	$105,264,097
Gross tax depreciation of investments	(31,210,190)
Net tax appreciation (depreciation) of investments	$74,053,907

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2017

Mid Cap Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.5%
Aerospace and Defense — 1.2%
Textron, Inc.	2,328,230	109,659,633
Auto Components — 0.8%
Delphi Automotive plc	771,267	67,601,553
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	3,185,535	87,251,804
Banks — 7.0%
Bank of Hawaii Corp.	524,826	43,544,813
BB&T Corp.	2,638,132	119,797,574
Comerica, Inc.	409,737	30,009,138
Commerce Bancshares, Inc.	1,562,002	88,768,573
M&T Bank Corp.	622,961	100,888,534
PNC Financial Services Group, Inc. (The)	629,001	78,543,355
SunTrust Banks, Inc.	766,629	43,483,197
UMB Financial Corp.	437,888	32,780,296
Westamerica Bancorporation	1,309,056	73,359,498
		611,174,978
Building Products — 2.9%
Johnson Controls International plc	5,995,399	259,960,501
Capital Markets — 7.9%
Ameriprise Financial, Inc.	959,449	122,128,263
Invesco Ltd.	4,163,863	146,526,339
Northern Trust Corp.	2,859,437	277,965,871
State Street Corp.	700,295	62,837,470
T. Rowe Price Group, Inc.	1,085,747	80,573,285
		690,031,228
Commercial Services and Supplies — 0.8%
Republic Services, Inc., Class A	1,122,133	71,513,536
Containers and Packaging — 3.0%
Bemis Co., Inc.	1,688,604	78,097,935
Graphic Packaging Holding Co.	317,804	4,379,339
Sonoco Products Co.	1,469,647	75,569,249
WestRock Co.	1,809,371	102,518,961
		260,565,484
Diversified Telecommunication Services — 1.2%
Level 3 Communications, Inc.(1)	1,773,911	105,192,922
Electric Utilities — 6.0%
Edison International	1,607,220	125,668,532
Eversource Energy	656,517	39,857,147
PG&E Corp.	1,976,973	131,211,698
Pinnacle West Capital Corp.	762,823	64,962,007
Westar Energy, Inc., Class A	721,520	38,254,990

Xcel Energy, Inc.	2,762,588	126,747,537
		526,701,911
Electrical Equipment — 2.6%
Emerson Electric Co.	1,331,999	79,413,780
Hubbell, Inc., Class B	978,467	110,733,111
Rockwell Automation, Inc.	249,674	40,437,201
		230,584,092
Electronic Equipment, Instruments and Components — 2.3%
Keysight Technologies, Inc.(1)	2,873,247	111,855,506
TE Connectivity Ltd.	1,104,495	86,901,666
		198,757,172
Energy Equipment and Services — 3.6%
Baker Hughes, Inc.	2,368,794	129,122,961
Halliburton Co.	724,539	30,945,061
Helmerich & Payne, Inc.	1,019,402	55,394,304
National Oilwell Varco, Inc.	2,983,315	98,270,396
		313,732,722
Equity Real Estate Investment Trusts (REITs) — 5.0%
American Tower Corp.	607,621	80,400,411
Boston Properties, Inc.	151,918	18,688,952
Empire State Realty Trust, Inc.	1,681,073	34,915,886
MGM Growth Properties LLC, Class A	1,792,364	52,319,105
Piedmont Office Realty Trust, Inc., Class A	3,471,181	73,172,496
Weyerhaeuser Co.	5,410,084	181,237,814
		440,734,664
Food and Staples Retailing — 0.9%
Sysco Corp.	1,610,511	81,057,019
Food Products — 5.6%
Conagra Brands, Inc.	3,916,725	140,062,086
General Mills, Inc.	1,427,626	79,090,480
J.M. Smucker Co. (The)	392,471	46,441,093
Kellogg Co.	1,129,126	78,429,092
Lamb Weston Holdings, Inc.	622,498	27,414,812
Mondelez International, Inc., Class A	2,731,214	117,961,133
		489,398,696
Gas Utilities — 1.4%
Atmos Energy Corp.	679,081	56,329,769
Spire, Inc.	997,176	69,553,026
		125,882,795
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	1,029,432	50,040,690
Baxter International, Inc.	815,037	49,342,340
STERIS plc	793,091	64,636,916
Zimmer Biomet Holdings, Inc.	1,523,419	195,607,000
		359,626,946
Health Care Providers and Services — 5.6%
Cardinal Health, Inc.	1,073,881	83,676,808
Express Scripts Holding Co.(1)	1,194,717	76,270,733
HCA Healthcare, Inc.(1)	727,473	63,435,646

LifePoint Health, Inc.(1)	1,735,350	116,528,752
McKesson Corp.	403,176	66,338,579
Quest Diagnostics, Inc.	767,282	85,291,067
		491,541,585
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	1,081,051	70,884,514
Household Durables — 0.8%
PulteGroup, Inc.	2,905,392	71,269,266
Industrial Conglomerates — 1.0%
Koninklijke Philips NV	2,411,791	85,655,104
Insurance — 6.2%
Aflac, Inc.	623,579	48,439,617
Arthur J Gallagher & Co.	1,002,065	57,368,221
Brown & Brown, Inc.	1,140,854	49,136,582
Chubb Ltd.	767,591	111,592,379
ProAssurance Corp.	697,441	42,404,413
Reinsurance Group of America, Inc., Class A	635,432	81,583,114
Torchmark Corp.	386,488	29,566,332
Travelers Cos., Inc. (The)	284,709	36,024,230
Unum Group	1,924,914	89,758,740
		545,873,628
Leisure Products — 0.6%
Mattel, Inc.	2,671,285	57,512,766
Machinery — 3.3%
Cummins, Inc.	478,783	77,668,178
Ingersoll-Rand plc	1,285,672	117,497,564
ITT, Inc.	238,239	9,572,443
PACCAR, Inc.	464,862	30,699,487
Parker-Hannifin Corp.	320,270	51,185,551
		286,623,223
Multi-Utilities — 1.4%
Ameren Corp.	1,156,122	63,205,190
NorthWestern Corp.	929,829	56,738,165
		119,943,355
Multiline Retail — 0.8%
Target Corp.	1,307,661	68,377,594
Oil, Gas and Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	1,938,301	87,882,567
Cimarex Energy Co.	250,976	23,594,254
Devon Energy Corp.	2,078,357	66,445,073
EQT Corp.	2,705,418	158,510,441
Imperial Oil Ltd.	5,084,771	148,214,331
Marathon Petroleum Corp.	1,693,512	88,621,483
Noble Energy, Inc.	3,953,330	111,879,239
Occidental Petroleum Corp.	1,835,679	109,902,102
Spectra Energy Partners LP	848,436	36,397,904
		831,447,394
Road and Rail — 1.1%
Heartland Express, Inc.(2)	4,727,955	98,436,023

Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	2,534,098	104,683,588
Lam Research Corp.	676,725	95,709,217
Maxim Integrated Products, Inc.	2,606,155	117,016,360
Teradyne, Inc.	3,125,414	93,856,182
		411,265,347
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	813,554	94,852,261
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	491,929	36,304,360
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	5,420,643	77,027,337
TOTAL COMMON STOCKS (Cost $6,883,085,956)		8,376,441,413
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $184,051,279)	2,654,726	223,235,909
TEMPORARY CASH INVESTMENTS — 2.7%
Federal Home Loan Bank Discount Notes, 0.67%, 7/3/17(3)	150,000,000	150,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $35,346,160), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $34,501,700)		34,499,170
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 3.00%, 5/15/45 - 8/15/46, valued at $52,166,080), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $51,137,449)		51,136,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.89%, 12/31/30	975,794	975,794
TOTAL TEMPORARY CASH INVESTMENTS (Cost $236,605,547)		236,610,964
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $7,303,742,782)		8,836,288,286
OTHER ASSETS AND LIABILITIES — (0.8)%		(67,447,698)
TOTAL NET ASSETS — 100.0%		$8,768,840,588

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	4,014,567	USD	3,094,699	Morgan Stanley	9/29/17	5,214
USD	126,576,724	CAD	167,287,849	Morgan Stanley	9/29/17	(2,597,297)
EUR	1,763,019	USD	2,025,926	UBS AG	9/29/17	(3,170)
EUR	1,558,017	USD	1,786,541	UBS AG	9/29/17	1,012
USD	75,614,806	EUR	67,312,484	UBS AG	9/29/17	(1,614,500)
USD	52,891,048	JPY	5,879,871,340	Credit Suisse AG	9/29/17	416,878
						(3,791,863)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,142,571,978	233,869,435	—
Exchange-Traded Funds	223,235,909	—	—
Temporary Cash Investments	975,794	235,635,170	—
	8,366,783,681	469,504,605	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	423,104	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,214,967	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2017 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
Heartland Express, Inc.	95,196,498	—	498,701	(90,592)	94,559	98,436,023

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,390,836,628
Gross tax appreciation of investments	$1,704,816,757
Gross tax depreciation of investments	(259,365,099)
Net tax appreciation (depreciation) of investments	$1,445,451,658

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2017

NT Large Company Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.4%
Boeing Co. (The)	24,600	4,864,650
Textron, Inc.	459,900	21,661,290
United Technologies Corp.	318,900	38,940,879
		65,466,819
Auto Components — 0.6%
Delphi Automotive plc	133,600	11,710,040
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	359,200	9,838,488
Banks — 14.8%
Bank of America Corp.	1,846,500	44,796,090
BB&T Corp.	936,700	42,535,547
JPMorgan Chase & Co.	359,400	32,849,160
M&T Bank Corp.	163,200	26,430,240
PNC Financial Services Group, Inc. (The)	298,600	37,286,182
U.S. Bancorp	948,000	49,220,160
Wells Fargo & Co.	1,018,400	56,429,544
		289,546,923
Biotechnology — 0.5%
AbbVie, Inc.	133,400	9,672,834
Building Products — 3.0%
Johnson Controls International plc	1,359,300	58,939,248
Capital Markets — 5.1%
Ameriprise Financial, Inc.	138,700	17,655,123
Bank of New York Mellon Corp. (The)	893,300	45,576,166
BlackRock, Inc.	11,400	4,815,474
Invesco Ltd.	896,600	31,551,354
		99,598,117
Chemicals — 1.0%
Dow Chemical Co. (The)	305,600	19,274,192
Communications Equipment — 2.3%
Cisco Systems, Inc.	1,440,500	45,087,650
Containers and Packaging — 0.5%
WestRock Co.	181,100	10,261,126
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	1,007,300	44,986,018
Electric Utilities — 3.2%
Edison International	253,300	19,805,527
PG&E Corp.	208,300	13,824,871
PPL Corp.	327,300	12,653,418
Xcel Energy, Inc.	357,300	16,392,924
		62,676,740
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	318,300	25,043,844
Energy Equipment and Services — 4.7%
Baker Hughes, Inc.	375,200	20,452,152

Schlumberger Ltd.	1,085,900	71,495,656
		91,947,808
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	104,800	12,892,496
Food and Staples Retailing — 3.8%
CVS Health Corp.	370,900	29,842,614
Wal-Mart Stores, Inc.	592,700	44,855,536
		74,698,150
Food Products — 2.0%
General Mills, Inc.	233,500	12,935,900
Mondelez International, Inc., Class A	594,900	25,693,731
		38,629,631
Health Care Equipment and Supplies — 4.7%
Abbott Laboratories	502,300	24,416,803
Medtronic plc	464,700	41,242,125
Zimmer Biomet Holdings, Inc.	197,200	25,320,480
		90,979,408
Health Care Providers and Services — 2.0%
Cigna Corp.	46,500	7,783,635
HCA Healthcare, Inc.(1)	214,300	18,686,960
McKesson Corp.	73,300	12,060,782
		38,531,377
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	147,700	9,684,689
Household Products — 2.6%
Procter & Gamble Co. (The)	589,200	51,348,780
Industrial Conglomerates — 3.4%
General Electric Co.	2,434,600	65,758,546
Insurance — 3.5%
Aflac, Inc.	199,700	15,512,696
Chubb Ltd.	267,800	38,932,764
MetLife, Inc.	267,500	14,696,450
		69,141,910
Leisure Products — 0.8%
Mattel, Inc.	746,200	16,065,686
Machinery — 0.6%
Ingersoll-Rand plc	129,800	11,862,422
Media — 0.7%
Time Warner, Inc.	137,800	13,836,498
Multiline Retail — 0.5%
Target Corp.	171,700	8,978,193
Oil, Gas and Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	489,400	22,189,396
Chevron Corp.	469,300	48,962,069
Exxon Mobil Corp.	181,200	14,628,276
Imperial Oil Ltd.	1,025,500	29,891,965
Occidental Petroleum Corp.	607,200	36,353,064
Royal Dutch Shell plc, Class B ADR	268,200	14,598,126
TOTAL SA ADR	1,046,761	51,908,878
		218,531,774
Personal Products — 0.5%
Unilever NV CVA	180,400	9,956,036

Pharmaceuticals — 10.3%
Allergan plc	97,000	23,579,730
Johnson & Johnson	302,000	39,951,580
Merck & Co., Inc.	510,300	32,705,127
Pfizer, Inc.	2,087,100	70,105,689
Roche Holding AG	116,000	29,541,350
Teva Pharmaceutical Industries Ltd. ADR	151,400	5,029,508
		200,912,984
Road and Rail — 0.3%
Union Pacific Corp.	54,900	5,979,159
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	362,500	14,974,875
Intel Corp.	390,300	13,168,722
Lam Research Corp.	68,200	9,645,526
QUALCOMM, Inc.	330,900	18,272,298
		56,061,421
Software — 2.0%
Oracle Corp. (New York)	781,200	39,169,368
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	218,400	25,463,256
L Brands, Inc.	111,000	5,981,790
		31,445,046
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp., Class A	73,700	5,439,060
TOTAL COMMON STOCKS (Cost $1,634,172,691)		1,913,952,481
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $24,937,862)	219,600	25,568,028
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $12,021,130), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $11,733,931)		11,733,070
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $17,742,837), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $17,391,493)		17,391,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	118,537	118,537
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,242,607)		29,242,607
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,688,353,160)		1,968,763,116
OTHER ASSETS AND LIABILITIES — (0.9)%		(16,935,523)
TOTAL NET ASSETS — 100.0%		$1,951,827,593

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	819,375	USD	631,629	Morgan Stanley	9/29/17	1,064
USD	25,834,355	CAD	34,143,510	Morgan Stanley	9/29/17	(530,109)
USD	25,027,602	CHF	24,152,512	Credit Suisse AG	9/29/17	(299,054)
USD	51,633,806	EUR	45,964,540	UBS AG	9/29/17	(1,102,466)
GBP	275,236	USD	358,916	Morgan Stanley	9/29/17	514
USD	12,572,640	GBP	9,851,730	Morgan Stanley	9/29/17	(292,709)
USD	8,448,970	JPY	939,267,825	Credit Suisse AG	9/29/17	66,593
						(2,156,167)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,844,563,130	69,389,351	—
Exchange-Traded Funds	25,568,028	—	—
Temporary Cash Investments	118,537	29,124,070	—
	1,870,249,695	98,513,421	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	68,171	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,224,338	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,715,787,318
Gross tax appreciation of investments	$298,407,030
Gross tax depreciation of investments	(45,431,232)
Net tax appreciation (depreciation) of investments	$252,975,798

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2017

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.9%
Aerospace and Defense — 1.3%
Textron, Inc.	284,007	13,376,730
Auto Components — 0.8%
Delphi Automotive plc	94,819	8,310,885
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	391,562	10,724,883
Banks — 7.0%
Bank of Hawaii Corp.	64,020	5,311,739
BB&T Corp.	323,818	14,704,575
Comerica, Inc.	50,305	3,684,338
Commerce Bancshares, Inc.	192,407	10,934,490
M&T Bank Corp.	75,991	12,306,743
PNC Financial Services Group, Inc. (The)	78,068	9,748,351
SunTrust Banks, Inc.	94,122	5,338,600
UMB Financial Corp.	53,761	4,024,549
Westamerica Bancorporation	159,684	8,948,691
		75,002,076
Building Products — 3.0%
Johnson Controls International plc	736,170	31,920,331
Capital Markets — 7.9%
Ameriprise Financial, Inc.	118,017	15,022,384
Invesco Ltd.	504,940	17,768,838
Northern Trust Corp.	351,108	34,131,209
State Street Corp.	85,978	7,714,806
T. Rowe Price Group, Inc.	132,594	9,839,801
		84,477,038
Commercial Services and Supplies — 0.8%
Republic Services, Inc., Class A	137,328	8,751,913
Containers and Packaging — 3.0%
Bemis Co., Inc.	207,317	9,588,411
Graphic Packaging Holding Co.	39,023	537,737
Sonoco Products Co.	178,749	9,191,274
WestRock Co.	220,714	12,505,655
		31,823,077
Diversified Telecommunication Services — 1.2%
Level 3 Communications, Inc.(1)	215,185	12,760,471
Electric Utilities — 6.0%
Edison International	197,557	15,446,982
Eversource Energy	78,938	4,792,326
PG&E Corp.	243,007	16,128,375
Pinnacle West Capital Corp.	93,781	7,986,390
Westar Energy, Inc., Class A	88,114	4,671,804
Xcel Energy, Inc.	339,573	15,579,609
		64,605,486
Electrical Equipment — 2.7%
Emerson Electric Co.	163,011	9,718,716

Hubbell, Inc., Class B	120,272	13,611,182
Rockwell Automation, Inc.	31,119	5,040,033
		28,369,931
Electronic Equipment, Instruments and Components — 2.3%
Keysight Technologies, Inc.(1)	352,677	13,729,716
TE Connectivity Ltd.	136,811	10,764,289
		24,494,005
Energy Equipment and Services — 3.6%
Baker Hughes, Inc.	287,929	15,695,010
Halliburton Co.	88,955	3,799,268
Helmerich & Payne, Inc.	121,599	6,607,690
National Oilwell Varco, Inc.	360,208	11,865,251
		37,967,219
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp.	74,600	9,871,072
Boston Properties, Inc.	18,652	2,294,569
Empire State Realty Trust, Inc.	204,726	4,252,159
MGM Growth Properties LLC, Class A	219,911	6,419,202
Piedmont Office Realty Trust, Inc., Class A	423,428	8,925,862
Weyerhaeuser Co.	664,062	22,246,077
		54,008,941
Food and Staples Retailing — 0.9%
Sysco Corp.	197,730	9,951,751
Food Products — 5.6%
Conagra Brands, Inc.	477,933	17,090,884
General Mills, Inc.	175,276	9,710,291
J.M. Smucker Co. (The)	47,601	5,632,626
Kellogg Co.	137,735	9,567,073
Lamb Weston Holdings, Inc.	75,935	3,344,177
Mondelez International, Inc., Class A	335,125	14,474,049
		59,819,100
Gas Utilities — 1.4%
Atmos Energy Corp.	83,319	6,911,311
Spire, Inc.	121,639	8,484,320
		15,395,631
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	126,388	6,143,721
Baxter International, Inc.	100,066	6,057,996
STERIS plc	97,767	7,968,010
Zimmer Biomet Holdings, Inc.	186,913	23,999,629
		44,169,356
Health Care Providers and Services — 5.6%
Cardinal Health, Inc.	131,814	10,270,947
Express Scripts Holding Co.(1)	146,584	9,357,923
HCA Healthcare, Inc.(1)	89,435	7,798,732
LifePoint Health, Inc.(1)	214,605	14,410,726
McKesson Corp.	49,238	8,101,620
Quest Diagnostics, Inc.	93,596	10,404,131
		60,344,079

Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	134,296	8,805,789
Household Durables — 0.8%
PulteGroup, Inc.	356,472	8,744,258
Industrial Conglomerates — 1.0%
Koninklijke Philips NV	292,547	10,389,849
Insurance — 6.2%
Aflac, Inc.	76,067	5,908,884
Arthur J Gallagher & Co.	123,028	7,043,353
Brown & Brown, Inc.	138,384	5,960,199
Chubb Ltd.	93,840	13,642,459
ProAssurance Corp.	85,077	5,172,682
Reinsurance Group of America, Inc., Class A	77,512	9,951,766
Torchmark Corp.	46,470	3,554,955
Travelers Cos., Inc. (The)	34,756	4,397,677
Unum Group	234,808	10,949,097
		66,581,072
Leisure Products — 0.6%
Mattel, Inc.	322,717	6,948,097
Machinery — 3.3%
Cummins, Inc.	58,404	9,474,297
Ingersoll-Rand plc	155,918	14,249,346
ITT, Inc.	28,623	1,150,072
PACCAR, Inc.	57,080	3,769,563
Parker-Hannifin Corp.	39,312	6,282,844
		34,926,122
Multi-Utilities — 1.4%
Ameren Corp.	141,028	7,710,001
NorthWestern Corp.	114,084	6,961,406
		14,671,407
Multiline Retail — 0.8%
Target Corp.	159,514	8,340,987
Oil, Gas and Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	233,669	10,594,552
Cimarex Energy Co.	30,177	2,836,940
Devon Energy Corp.	253,526	8,105,226
EQT Corp.	332,196	19,463,364
Imperial Oil Ltd.	624,355	18,199,120
Marathon Petroleum Corp.	205,968	10,778,305
Noble Energy, Inc.	483,812	13,691,880
Occidental Petroleum Corp.	225,151	13,479,790
Spectra Energy Partners LP	102,893	4,414,110
		101,563,287
Road and Rail — 1.1%
Heartland Express, Inc.	576,734	12,007,602
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	307,303	12,694,687
Lam Research Corp.	83,085	11,750,712
Maxim Integrated Products, Inc.	319,758	14,357,134

Teradyne, Inc.	383,494	11,516,325
		50,318,858
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	99,896	11,646,875
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	59,148	4,365,122
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	661,231	9,396,093
TOTAL COMMON STOCKS (Cost $836,274,330)		1,024,978,321
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $22,425,039)	325,933	27,407,706
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $13,889,264), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $13,557,434)		13,556,440
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $20,496,484), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $20,094,569)		20,094,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	241,079	241,079
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,891,519)		33,891,519
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $892,590,888)		1,086,277,546
OTHER ASSETS AND LIABILITIES — (1.7)%		(17,893,129)
TOTAL NET ASSETS — 100.0%		$1,068,384,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	490,795	USD	378,338	Morgan Stanley	9/29/17	637
USD	15,474,464	CAD	20,451,546	Morgan Stanley	9/29/17	(317,529)
EUR	213,852	USD	245,742	UBS AG	9/29/17	(384)
EUR	188,985	USD	216,705	UBS AG	9/29/17	123
USD	9,171,974	EUR	8,164,914	UBS AG	9/29/17	(195,837)
USD	6,501,302	JPY	722,746,472	Credit Suisse AG	9/29/17	51,242
						(461,748)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	996,389,352	28,588,969	—
Exchange-Traded Funds	27,407,706	—	—
Temporary Cash Investments	241,079	33,650,440	—
	1,024,038,137	62,239,409	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	52,002	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	513,750	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$906,440,638
Gross tax appreciation of investments	$206,521,620
Gross tax depreciation of investments	(26,684,712)
Net tax appreciation (depreciation) of investments	$179,836,908

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2017

Small Cap Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Aerospace and Defense — 0.5%
Hexcel Corp.	140,046	7,393,028
Auto Components — 0.4%
Cooper Tire & Rubber Co.	190,000	6,859,000
Banks — 18.7%
Bank of the Ozarks, Inc.	695,000	32,574,650
BankUnited, Inc.	1,055,000	35,564,050
Boston Private Financial Holdings, Inc.	950,000	14,582,500
Capital Bank Financial Corp., Class A	290,000	11,049,000
FCB Financial Holdings, Inc., Class A(1)	485,000	23,158,750
First Financial Bankshares, Inc.	230,000	10,166,000
First Hawaiian, Inc.	655,000	20,056,100
FNB Corp.	1,635,000	23,151,600
LegacyTexas Financial Group, Inc.	610,000	23,259,300
Southside Bancshares, Inc.	347,626	12,146,041
Texas Capital Bancshares, Inc.(1)	290,000	22,446,000
UMB Financial Corp.	270,000	20,212,200
Valley National Bancorp	2,635,000	31,119,350
Western Alliance Bancorp(1)	310,000	15,252,000
		294,737,541
Building Products — 3.5%
Apogee Enterprises, Inc.	125,000	7,105,000
Continental Building Products, Inc.(1)	145,000	3,378,500
CSW Industrials, Inc.(1)(2)	815,000	31,499,750
NCI Building Systems, Inc.(1)	740,000	12,358,000
		54,341,250
Capital Markets — 1.4%
Ares Management LP	920,000	16,560,000
Donnelley Financial Solutions, Inc.(1)	221,852	5,093,722
		21,653,722
Chemicals — 5.0%
Chase Corp.	22,455	2,395,948
Innophos Holdings, Inc.	415,000	18,193,600
Innospec, Inc.	279,841	18,343,578
Minerals Technologies, Inc.	285,000	20,862,000
PolyOne Corp.	480,000	18,595,200
		78,390,326
Commercial Services and Supplies — 2.6%
Brink's Co. (The)	25,000	1,675,000
Deluxe Corp.	165,000	11,421,300
InnerWorkings, Inc.(1)	815,155	9,455,798
Interface, Inc., Class A	380,000	7,467,000
Multi-Color Corp.	125,000	10,200,000
		40,219,098
Construction and Engineering — 1.5%
Dycom Industries, Inc.(1)	85,000	7,609,200

Valmont Industries, Inc.	105,000	15,708,000
		23,317,200
Containers and Packaging — 4.4%
Graphic Packaging Holding Co.	2,795,000	38,515,100
Myers Industries, Inc.	110,000	1,974,500
Silgan Holdings, Inc.	920,000	29,237,600
		69,727,200
Diversified Financial Services — 1.9%
Compass Diversified Holdings	1,710,000	29,839,500
Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.(1)	270,000	5,175,900
Electronic Equipment, Instruments and Components — 3.6%
AVX Corp.	340,000	5,555,600
Belden, Inc.	180,000	13,577,400
IPG Photonics Corp.(1)	20,000	2,902,000
OSI Systems, Inc.(1)	240,000	18,036,000
VeriFone Systems, Inc.(1)	945,045	17,105,315
		57,176,315
Energy Equipment and Services — 1.3%
Dril-Quip, Inc.(1)	45,000	2,196,000
Helix Energy Solutions Group, Inc.(1)	545,000	3,073,800
Keane Group, Inc.(1)	420,000	6,720,000
Mammoth Energy Services, Inc.(1)	488,358	9,083,459
		21,073,259
Equity Real Estate Investment Trusts (REITs) — 7.9%
Armada Hoffler Properties, Inc.	680,000	8,806,000
CareTrust REIT, Inc.	480,000	8,899,200
Chatham Lodging Trust	170,000	3,415,300
Community Healthcare Trust, Inc.	292,974	7,497,205
DiamondRock Hospitality Co.	382,915	4,192,919
EPR Properties	45,000	3,234,150
Four Corners Property Trust, Inc.	180,000	4,519,800
Kite Realty Group Trust	1,304,984	24,703,347
Lexington Realty Trust	560,000	5,549,600
MedEquities Realty Trust, Inc.	1,105,000	13,945,100
Medical Properties Trust, Inc.	645,000	8,301,150
RLJ Lodging Trust	203,274	4,039,055
Sabra Health Care REIT, Inc.	395,000	9,519,500
Summit Hotel Properties, Inc.	420,000	7,833,000
Sunstone Hotel Investors, Inc.	207,442	3,343,965
Urstadt Biddle Properties, Inc., Class A	330,000	6,534,000
		124,333,291
Food Products — 1.5%
John B Sanfilippo & Son, Inc.	104,667	6,605,534
TreeHouse Foods, Inc.(1)	210,000	17,154,900
		23,760,434
Health Care Equipment and Supplies — 0.6%
Utah Medical Products, Inc.	125,000	9,050,000
Health Care Providers and Services — 3.5%
AMN Healthcare Services, Inc.(1)	585,000	22,844,250
LifePoint Health, Inc.(1)	65,000	4,364,750
Owens & Minor, Inc.	390,000	12,554,100
PharMerica Corp.(1)	130,000	3,412,500

Providence Service Corp. (The)(1)	240,000	12,146,400
		55,322,000
Hotels, Restaurants and Leisure — 2.0%
ClubCorp Holdings, Inc.	1,455,000	19,060,500
Red Robin Gourmet Burgers, Inc.(1)	180,000	11,745,000
		30,805,500
Household Products — 0.3%
Energizer Holdings, Inc.	95,000	4,561,900
Insurance — 7.3%
AMERISAFE, Inc.	170,000	9,681,500
Atlas Financial Holdings, Inc.(1)	98,575	1,468,767
Hanover Insurance Group, Inc. (The)	420,000	37,224,600
James River Group Holdings Ltd.	262,142	10,414,902
Kinsale Capital Group, Inc.	325,131	12,130,638
RLI Corp.	360,000	19,663,200
Validus Holdings Ltd.	470,000	24,425,900
		115,009,507
IT Services — 4.7%
CSRA, Inc.	570,000	18,097,500
EVERTEC, Inc.	1,355,000	23,441,500
Presidio, Inc.(1)	525,000	7,512,750
Teradata Corp.(1)	855,000	25,213,950
		74,265,700
Leisure Products — 0.7%
Malibu Boats, Inc., Class A, Class A(1)	210,000	5,432,700
MCBC Holdings, Inc.(1)	275,000	5,376,250
		10,808,950
Machinery — 4.5%
EnPro Industries, Inc.	274,311	19,577,576
Gardner Denver Holdings, Inc.(1)	450,000	9,724,500
Global Brass & Copper Holdings, Inc.	645,000	19,704,750
Graham Corp.	321,714	6,324,897
Harsco Corp.(1)	381,588	6,143,567
Rexnord Corp.(1)	405,000	9,416,250
		70,891,540
Media — 2.3%
Entravision Communications Corp., Class A	3,872,866	25,560,915
Gray Television, Inc.(1)	545,000	7,466,500
Townsquare Media, Inc.(1)	307,086	3,144,561
		36,171,976
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Blackstone Mortgage Trust, Inc., Class A	145,000	4,582,000
Two Harbors Investment Corp.	1,000,000	9,910,000
		14,492,000
Oil, Gas and Consumable Fuels — 3.1%
Aegean Marine Petroleum Network, Inc.	405,005	2,369,279
Ardmore Shipping Corp.	1,140,257	9,293,095
Callon Petroleum Co.(1)	525,000	5,570,250
Carrizo Oil & Gas, Inc.(1)	185,151	3,225,330
Contango Oil & Gas Co.(1)	832,606	5,528,504
Extraction Oil & Gas, Inc.(1)	650,000	8,742,500
Scorpio Tankers, Inc.	1,690,000	6,709,300

WildHorse Resource Development Corp.(1)	605,000	7,483,850
		48,922,108
Personal Products — 1.2%
Edgewell Personal Care Co.(1)	250,000	19,005,000
Professional Services — 2.4%
Advisory Board Co. (The)(1)	140,000	7,210,000
Huron Consulting Group, Inc.(1)	250,000	10,800,000
Korn/Ferry International	410,000	14,157,300
On Assignment, Inc.(1)	100,036	5,416,949
		37,584,249
Road and Rail — 0.3%
Heartland Express, Inc.	240,000	4,996,800
Semiconductors and Semiconductor Equipment — 1.6%
Cypress Semiconductor Corp.	920,000	12,558,000
Kulicke & Soffa Industries, Inc.(1)	690,000	13,123,800
		25,681,800
Software — 1.2%
BroadSoft, Inc.(1)	450,000	19,372,500
Specialty Retail — 2.3%
Camping World Holdings, Inc., Class A	415,000	12,802,750
MarineMax, Inc.(1)	620,000	12,121,000
Penske Automotive Group, Inc.	265,000	11,636,150
		36,559,900
Technology Hardware, Storage and Peripherals — 0.9%
Cray, Inc.(1)	725,000	13,340,000
Textiles, Apparel and Luxury Goods — 0.3%
Culp, Inc.	161,414	5,245,955
Trading Companies and Distributors — 1.4%
DXP Enterprises, Inc.(1)	130,000	4,485,000
Foundation Building Materials, Inc.(1)	850,000	10,931,000
GMS, Inc.(1)	245,000	6,884,500
		22,300,500
TOTAL COMMON STOCKS (Cost $1,305,162,311)		1,512,384,949
CONVERTIBLE PREFERRED STOCKS — 0.6%
Machinery — 0.6%
Rexnord Corp., 5.75%, 11/15/19 (Cost $9,605,351)	190,000	10,307,500
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 2000 Value ETF (Cost $9,564,464)	80,000	9,509,600
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $17,661,477), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $17,239,523)		17,238,259
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $26,066,125), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $25,551,724)		25,551,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	952,193	952,193
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,741,452)		43,741,452
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,368,073,578)		1,575,943,501
OTHER ASSETS AND LIABILITIES†		(249,079)
TOTAL NET ASSETS — 100.0%		$1,575,694,422

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,512,384,949	—	—
Convertible Preferred Stocks	—	10,307,500	—
Exchange-Traded Funds	9,509,600	—	—
Temporary Cash Investments	952,193	42,789,259	—
	1,522,846,742	53,096,759	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2017 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
CSW Industries, Inc.(1)	26,123,721	3,986,000	289,466	28,764	—	31,499,750
Entravision Communications Corp., Class A (2)	29,109,000	1,666,850	7,521,736	(479,073)	147,067	(2)
	55,232,721	5,652,850	7,811,202	(450,309)	147,067	31,499,750

(1)	Non-income producing

(2)	Company was not an affiliate at June 30, 2017

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,396,997,825
Gross tax appreciation of investments	$212,343,408
Gross tax depreciation of investments	(33,397,732)
Net tax appreciation (depreciation) of investments	$178,945,676

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2017

Value - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Aerospace and Defense — 1.3%
Textron, Inc.	448,411	21,120,158
United Technologies Corp.	189,180	23,100,770
		44,220,928
Automobiles — 1.2%
General Motors Co.	746,239	26,066,128
Honda Motor Co. Ltd.	453,600	12,356,794
		38,422,922
Banks — 14.0%
Bank of America Corp.	3,148,540	76,383,580
BB&T Corp.	668,760	30,368,392
BOK Financial Corp.	117,730	9,904,625
Comerica, Inc.	196,425	14,386,167
Cullen/Frost Bankers, Inc.	69,840	6,558,674
JPMorgan Chase & Co.	1,181,281	107,969,083
M&T Bank Corp.	122,770	19,882,602
PNC Financial Services Group, Inc. (The)	362,783	45,300,713
U.S. Bancorp	1,192,362	61,907,435
Wells Fargo & Co.	1,690,648	93,678,806
		466,340,077
Beverages — 0.2%
PepsiCo, Inc.	65,680	7,585,383
Biotechnology — 0.3%
AbbVie, Inc.	139,420	10,109,344
Building Products — 1.0%
Johnson Controls International plc	801,639	34,759,067
Capital Markets — 4.3%
Ameriprise Financial, Inc.	88,740	11,295,715
Franklin Resources, Inc.	257,470	11,532,081
Goldman Sachs Group, Inc. (The)	153,624	34,089,166
Invesco Ltd.	438,041	15,414,663
Northern Trust Corp.	288,707	28,065,207
State Street Corp.	316,635	28,411,658
T. Rowe Price Group, Inc.	195,190	14,485,050
		143,293,540
Commercial Services and Supplies — 0.3%
Republic Services, Inc., Class A	152,903	9,744,508
Communications Equipment — 2.0%
Cisco Systems, Inc.	2,098,629	65,687,088
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class A(1)	159	40,497,300
Berkshire Hathaway, Inc., Class B(1)	115,620	19,582,560
		60,079,860

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,751,900	66,099,187
CenturyLink, Inc.	327,839	7,828,795
Level 3 Communications, Inc.(1)	191,260	11,341,718
Verizon Communications, Inc.	788,130	35,197,886
		120,467,586
Electric Utilities — 1.9%
Edison International	392,863	30,717,958
PG&E Corp.	505,196	33,529,859
		64,247,817
Electrical Equipment — 1.4%
Emerson Electric Co.	564,630	33,663,241
Hubbell, Inc., Class B	104,101	11,781,110
		45,444,351
Electronic Equipment, Instruments and Components — 1.7%
Keysight Technologies, Inc.(1)	649,664	25,291,420
TE Connectivity Ltd.	413,639	32,545,116
		57,836,536
Energy Equipment and Services — 3.8%
Baker Hughes, Inc.	277,669	15,135,737
Halliburton Co.	393,733	16,816,337
Helmerich & Payne, Inc.	164,393	8,933,116
National Oilwell Varco, Inc.	748,430	24,653,284
Schlumberger Ltd.	904,780	59,570,715
		125,109,189
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	489,200	16,388,200
Food and Staples Retailing — 2.7%
CVS Health Corp.	341,190	27,452,148
Sysco Corp.	238,122	11,984,680
Wal-Mart Stores, Inc.	662,131	50,110,074
		89,546,902
Food Products — 3.1%
Conagra Brands, Inc.	692,555	24,765,767
General Mills, Inc.	350,630	19,424,902
Kellogg Co.	272,706	18,942,159
Mondelez International, Inc., Class A	960,556	41,486,413
		104,619,241
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories	672,030	32,667,379
Medtronic plc	543,440	48,230,300
STERIS plc	124,802	10,171,363
Zimmer Biomet Holdings, Inc.	263,593	33,845,341
		124,914,383
Health Care Providers and Services — 2.4%
Cardinal Health, Inc.	128,740	10,031,421
Express Scripts Holding Co.(1)	352,229	22,486,299
HCA Healthcare, Inc.(1)	89,470	7,801,784

LifePoint Health, Inc.(1)	394,996	26,523,981
McKesson Corp.	88,970	14,639,124
		81,482,609
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	160,267	10,508,707
Household Products — 2.7%
Procter & Gamble Co. (The)	1,031,794	89,920,847
Industrial Conglomerates — 3.5%
General Electric Co.	4,003,494	108,134,373
Koninklijke Philips NV	219,513	7,796,036
		115,930,409
Insurance — 3.6%
Aflac, Inc.	211,643	16,440,428
Chubb Ltd.	225,923	32,844,686
MetLife, Inc.	571,118	31,377,223
Reinsurance Group of America, Inc., Class A	197,349	25,337,638
Unum Group	292,240	13,627,151
		119,627,126
Leisure Products — 0.7%
Mattel, Inc.	1,086,272	23,387,436
Media — 0.4%
Discovery Communications, Inc., Class A(1)	468,293	12,096,008
Metals and Mining — 0.4%
BHP Billiton Ltd.	752,100	13,457,330
Multiline Retail — 0.7%
Target Corp.	474,784	24,826,455
Oil, Gas and Consumable Fuels — 13.1%
Anadarko Petroleum Corp.	565,300	25,630,702
Apache Corp.	220,115	10,550,112
Chevron Corp.	643,277	67,113,090
Cimarex Energy Co.	209,327	19,678,831
ConocoPhillips	646,640	28,426,294
Devon Energy Corp.	747,665	23,902,850
EOG Resources, Inc.	215,920	19,545,078
EQT Corp.	666,858	39,071,210
Exxon Mobil Corp.	611,469	49,363,892
Imperial Oil Ltd.	297,726	8,678,318
Noble Energy, Inc.	1,355,240	38,353,292
Occidental Petroleum Corp.	847,673	50,750,183
Royal Dutch Shell plc, B Shares	444,190	11,932,287
TOTAL SA	859,430	42,488,456
		435,484,595
Pharmaceuticals — 9.8%
Allergan plc	112,400	27,323,316
Bristol-Myers Squibb Co.	179,440	9,998,397
Johnson & Johnson	571,389	75,589,051
Merck & Co., Inc.	1,120,247	71,796,630
Pfizer, Inc.	2,693,743	90,482,827

Roche Holding AG	65,400	16,655,209
Teva Pharmaceutical Industries Ltd. ADR	1,026,227	34,091,261
		325,936,691
Road and Rail — 1.4%
Heartland Express, Inc.	1,605,939	33,435,650
Werner Enterprises, Inc.	488,516	14,337,945
		47,773,595
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	355,234	14,674,716
Intel Corp.	1,678,897	56,645,985
QUALCOMM, Inc.	532,630	29,411,829
Teradyne, Inc.	397,389	11,933,592
		112,666,122
Software — 2.3%
Microsoft Corp.	318,312	21,941,246
Oracle Corp. (New York)	1,063,359	53,316,821
		75,258,067
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	252,800	29,473,952
Lowe's Cos., Inc.	157,574	12,216,712
		41,690,664
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	42,020	6,051,720
Hewlett Packard Enterprise Co.	451,225	7,485,823
HP, Inc.	451,225	7,887,413
		21,424,956
Textiles, Apparel and Luxury Goods — 1.0%
Coach, Inc.	305,898	14,481,211
Ralph Lauren Corp., Class A	249,440	18,408,672
		32,889,883
TOTAL COMMON STOCKS (Cost $2,477,122,861)		3,213,178,422
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (Cost $29,830,215)	255,360	29,731,565
TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $50,335,612), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $49,133,036)		49,129,433
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44 - 5/15/45, valued at $74,287,241), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $72,824,063)		72,822,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	645,660	645,660
TOTAL TEMPORARY CASH INVESTMENTS (Cost $122,597,093)		122,597,093
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $2,629,550,169)		3,365,507,080
OTHER ASSETS AND LIABILITIES — (0.9)%		(30,483,413)
TOTAL NET ASSETS — 100.0%		$3,335,023,667

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	463,723	AUD	603,560	JPMorgan Chase Bank N.A.	9/29/17	327
USD	9,580,048	AUD	12,640,921	JPMorgan Chase Bank N.A.	9/29/17	(125,270)
USD	6,617,913	CAD	8,746,446	Morgan Stanley	9/29/17	(135,797)
USD	12,593,699	CHF	12,153,360	Credit Suisse AG	9/29/17	(150,481)
USD	37,766,163	EUR	33,619,531	UBS AG	9/29/17	(806,369)
USD	8,913,307	GBP	6,984,333	Morgan Stanley	9/29/17	(207,515)
USD	9,367,247	JPY	1,041,352,200	Credit Suisse AG	9/29/17	73,831
						(1,351,274)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,099,813,992	113,364,430	—
Exchange-Traded Funds	29,731,565	—	—
Temporary Cash Investments	645,660	121,951,433	—
	3,130,191,217	235,315,863	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	74,158	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,425,432	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,725,359,173
Gross tax appreciation of investments	$718,841,501
Gross tax depreciation of investments	(78,693,594)
Net tax appreciation (depreciation) of investments	$640,147,907

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2017